Notes Payable - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt, gross	$ 17.5	$ 20.0
Term Loans unamortized loan issuance fees and costs	(1.0)	(1.2)	$ 0.0
Total debt, net of discount and loan issuance costs	16.5	18.8	0.9
Less current portion, net of loan issuance fees and costs	(9.5)	(9.5)	(0.6)
Total long-term notes payable, net of loan issuance fees and costs	7.0	9.3	0.3
SVB Term Loans | Secured Debt
Debt Instrument [Line Items]
Long-term debt, gross	17.5	20.0	0.0
Term Loans unamortized loan issuance fees and costs	$ (1.0)	(1.2)
PPP Loan | Notes Payable
Debt Instrument [Line Items]
Long-term debt, gross		$ 0.0	$ 0.9